Expense Example	Jan. 02, 2026 USD ($)
Quantify 2X Daily All Cap Crypto ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 131
Expense Example, with Redemption, 3 Years	409
Quantify 2X Daily Alt Season Crypto ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	378
Quantify 2X Daily AltAlt Season Crypto ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	$ 440